Sanford C. Bernstein Fund, Inc.

Schedule of Investments

New York Municipal Portfolio

June 30, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.7%
Long-Term Municipal Bonds – 91.3%
New York – 78.0%
Albany County Airport Authority Series 2020-B 5.00%, 12/15/2024	$855	$858,661
5.00%, 12/15/2025	855	869,234
5.00%, 12/15/2026	855	878,232
Broome County Local Development Corp. (United Health Services Hospitals Obligated Group) AGM Series 2020 3.00%, 04/01/2035	2,220	2,023,784
3.00%, 04/01/2036	2,000	1,800,686
3.00%, 04/01/2037	1,500	1,332,583
4.00%, 04/01/2034	725	730,712
4.00%, 04/01/2038	2,900	2,879,220
4.00%, 04/01/2040	1,500	1,466,234
5.00%, 04/01/2032	2,000	2,126,964
5.00%, 04/01/2033	1,000	1,064,391
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School Obligated Group) Series 2022 5.00%, 06/01/2032(a)	375	395,546
5.75%, 06/01/2042(a)	1,855	1,976,180
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2042	550	561,904
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2036(a)	1,050	1,070,500
5.00%, 06/01/2041(a)	800	807,250
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2025	1,750	1,050,000
5.25%, 11/01/2029	2,100	1,260,000
City of New York NY Series 2016-C 5.00%, 08/01/2028	11,165	11,442,876
Series 2016-E 5.00%, 08/01/2024	5,470	5,475,483
Series 2017 5.00%, 08/01/2025	5,000	5,091,203
Series 2017-1 5.00%, 08/01/2025	2,450	2,494,689
Series 2017-C 5.00%, 08/01/2024	1,260	1,261,263
5.00%, 08/01/2025	1,085	1,104,791
Series 2018 5.00%, 12/01/2024	4,220	4,247,197
Series 2018-A 5.00%, 08/01/2026	7,690	7,972,626

	Principal Amount (000)	U.S. $ Value

Series 2018-D 5.00%, 12/01/2038	$9,665	$10,186,551
Series 2019-E 5.00%, 08/01/2025	1,700	1,731,009
Series 2020-C 4.00%, 08/01/2037	3,445	3,505,916
4.00%, 08/01/2039	1,450	1,456,835
Series 2021 1.216%, 08/01/2026	5,360	4,952,623
1.396%, 08/01/2027	4,950	4,454,841
1.623%, 08/01/2028	3,255	2,872,218
Series 2021-F 4.00%, 03/01/2040	1,000	998,555
Series 2022-B 5.00%, 08/01/2024	3,405	3,408,413
5.00%, 08/01/2025	8,000	8,145,925
Series 2023 5.00%, 08/01/2036	2,500	2,857,706
5.00%, 08/01/2040	1,000	1,119,781
5.00%, 08/01/2043	5,000	5,515,436
Series 2024-D 5.00%, 04/01/2043	2,000	2,218,754
Series 2024-I 5.00%, 04/01/2034	7,000	8,095,655
AGM Series 2024-A 5.00%, 08/01/2026	4,985	5,172,296
AGM Series 2024-C 5.00%, 10/01/2026	5,310	5,526,579
City of New York NY (Pre-refunded - US Treasuries) Series 2021 1.216%, 08/01/2026	640	593,318
1.623%, 08/01/2028	745	663,391
City of Rochester NY Series 2023-I 4.50%, 08/01/2024	8,030	8,034,263
City of Yonkers NY AGM Series 2024-A 5.00%, 02/15/2037	1,100	1,239,239
5.00%, 02/15/2040	1,000	1,112,030
5.00%, 02/15/2041	2,120	2,342,741
County of Nassau NY Series 2017-C 5.00%, 10/01/2026	2,220	2,313,232
Series 2024-A 5.00%, 04/01/2040	5,705	6,469,982
5.00%, 04/01/2041	7,855	8,860,385
5.00%, 04/01/2043	9,280	10,358,025
County of Suffolk NY Series 2022 5.00%, 09/01/2029	1,770	1,933,891
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2040	2,400	2,466,206
Series 2020-B 5.918%, 07/01/2039	4,560	4,473,933
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.25%, 06/15/2042	4,000	4,152,598

	Principal Amount (000)	U.S. $ Value

Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2031	$17,060	$17,796,028
5.00%, 02/15/2032	5,590	5,831,548
Long Island Power Authority Series 2019-B 1.65%, 09/01/2049	9,535	9,485,826
Metropolitan Transportation Authority Series 2010 6.814%, 11/15/2040	2,450	2,685,664
Series 2016-D 5.00%, 11/15/2027	1,210	1,253,237
Series 2017 5.00%, 11/15/2027	5,050	5,315,760
5.00%, 11/15/2028	4,020	4,289,128
Series 2017-C 5.00%, 11/15/2024	4,000	4,017,252
5.00%, 11/15/2027	9,140	9,620,999
5.00%, 11/15/2028	7,400	7,839,529
5.00%, 11/15/2029	1,790	1,896,980
5.00%, 11/15/2031	29,930	31,640,796
Series 2021 4.008% (SOFR + 0.43%), 11/01/2026(b)	1,205	1,201,290
AGM Series 2021 4.378% (SOFR + 0.80%), 11/01/2032(b)	3,715	3,712,737
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 5.00%, 11/15/2031	2,060	2,139,909
Series 2022-A 4.00%, 11/15/2038	3,000	3,086,682
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024-A 5.37%, 12/19/2024	3,500	3,494,959
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.00%, 07/01/2032(a)	250	256,600
5.625%, 07/01/2042(a)	2,000	2,045,862
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 5.00%, 12/01/2024	510	511,218
5.00%, 12/01/2028	1,210	1,254,790
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 4.00%, 01/01/2030	2,145	1,977,754
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) Series 2020 5.00%, 06/01/2040(a)	2,265	2,318,172

	Principal Amount (000)	U.S. $ Value

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014 5.00%, 07/01/2024	$4,550	$4,550,000
Nassau County Local Economic Assistance Corp. (Roosevelt Children’s Academy Charter School) Series 2023 4.00%, 07/01/2033	750	744,573
New York City Municipal Water Finance Authority Series 2015-F 5.00%, 06/15/2028	3,125	3,173,015
Series 2015-G 5.00%, 06/15/2028	11,465	11,641,159
Series 2021-B 4.00%, 06/15/2039	2,000	2,020,722
Series 2023 5.00%, 06/15/2035	13,345	15,639,485
New York City Municipal Water Finance Authority (Pre-refunded - US Treasuries) Series 2015-G 5.00%, 06/15/2027	3,000	3,050,321
New York City Transitional Finance Authority (New York City Transitional Finance Authority Future Tax Secured Revenue) Series 2023 5.50%, 05/01/2043	5,000	5,770,482
Series 2024 5.01%, 05/01/2034	2,000	1,984,151
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2016-S 5.00%, 07/15/2034	2,000	2,037,248
Series 2018-S 5.00%, 07/15/2031	2,065	2,194,678
5.00%, 07/15/2032	16,090	17,099,316
Series 2021-S 4.00%, 07/15/2040	2,500	2,520,518
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-A 5.00%, 08/01/2027	1,655	1,656,765
5.00%, 08/01/2029	5,000	5,005,247
5.00%, 08/01/2034	4,000	4,004,028
Series 2014-C 5.00%, 11/01/2026	6,345	6,351,361
Series 2015-C 5.00%, 11/01/2024	8,405	8,446,768
5.00%, 11/01/2026	20,000	20,261,280
Series 2016-B 5.00%, 08/01/2031	2,200	2,260,035
Series 2017-F 5.00%, 05/01/2032	1,220	1,267,026
Series 2020 5.00%, 11/01/2027	2,580	2,733,156
Series 2020-D 4.00%, 11/01/2042	5,000	4,953,360

	Principal Amount (000)	U.S. $ Value

Series 2021-E 4.00%, 02/01/2038	$3,750	$3,815,186
4.00%, 02/01/2040	12,575	12,588,470
Series 2022-A 5.00%, 11/01/2024	3,345	3,361,958
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.375%, 11/15/2040(a)	2,000	2,005,359
7.25%, 11/15/2044(a)	3,260	3,277,062
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.45%, 09/15/2069	20,000	18,266,292
2.625%, 09/15/2069	22,240	20,285,431
2.80%, 09/15/2069	6,470	5,816,433
New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	20,000	16,652,786
New York Power Authority (New York Power Authority SFP Transmission Project) AGM Series 2023 5.25%, 11/15/2040	1,000	1,159,524
5.25%, 11/15/2041	1,000	1,152,813
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2036	1,000	890,128
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2024(a)	1,700	1,697,312
5.00%, 12/01/2026(a)	1,500	1,479,433
5.00%, 12/01/2034(a)	2,500	2,315,842
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2026	3,745	3,780,170
New York State Dormitory Authority (Iona College) Series 2022-2 5.00%, 07/01/2024	555	555,000
5.00%, 07/01/2026	620	631,057
5.00%, 07/01/2027	325	333,734
5.00%, 07/01/2029	500	522,498
5.00%, 07/01/2030	300	315,829
5.00%, 07/01/2031	320	338,929
5.00%, 07/01/2032	280	297,950
New York State Dormitory Authority (New York and Presbyterian Hospital Obligated Group) Series 2023 5.00%, 08/01/2036	4,250	4,808,691
5.00%, 08/01/2038	5,000	5,586,916

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2022-C 5.00%, 10/01/2025	$1,000	$1,021,398
AGM Series 2014-A 5.00%, 10/01/2024	2,000	2,006,900
AGM Series 2020 5.00%, 10/01/2026	3,045	3,162,923
5.00%, 10/01/2029	2,130	2,254,231
AGM Series 2023 5.00%, 10/01/2025	4,695	4,796,045
BAM Series 2022 5.00%, 10/01/2025	3,975	4,060,550
New York State Dormitory Authority (New York State Sales Tax) Series 2018-C 5.00%, 03/15/2040	2,000	2,084,188
New York State Dormitory Authority (New York University) Series 2019-A 5.00%, 07/01/2032	2,975	3,235,484
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2022 4.00%, 05/01/2039	2,500	2,505,250
4.00%, 05/01/2040	6,000	5,958,347
New York State Dormitory Authority (Pre-refunded - US Govt Agencies) Series 2021 1.187%, 03/15/2026	5,500	5,148,619
New York State Dormitory Authority (Pre-refunded - US Treasuries) Series 2017 5.00%, 02/15/2025	2,775	2,798,862
Series 2022-A 5.00%, 03/15/2025	10,750	10,886,567
AGM Series 2020 5.00%, 10/01/2026	5	5,195
5.00%, 10/01/2029	5	5,372
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2026	1,000	1,030,265
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2024	1,130	1,130,000
Series 2021-A 4.00%, 07/01/2031	1,400	1,450,876
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2037	5,520	5,754,595
Series 2021-A 4.00%, 03/15/2039	1,000	1,002,008
Series 2021-E 4.00%, 03/15/2037	4,645	4,721,641
Series 2022-A 4.00%, 03/15/2039	2,000	2,004,541

	Principal Amount (000)	U.S. $ Value

Series 2024-A 5.00%, 03/15/2044	$3,000	$3,325,402
Series 2024-B 5.113%, 03/15/2025	2,800	2,794,305
New York State Dormitory Authority (State of New York Sales Tax Revenue) Series 2023-A 4.00%, 03/15/2043	4,350	4,292,721
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2037	1,000	1,040,536
5.00%, 07/01/2039	1,500	1,536,787
5.00%, 07/01/2042	1,630	1,651,087
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2019-B 5.00%, 06/15/2027	445	469,644
Series 2022 5.00%, 06/15/2025	3,000	3,053,020
Series 2023 5.125%, 09/01/2050(a)	1,800	1,862,581
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2026	1,310	1,320,261
5.00%, 01/01/2028	3,150	3,171,020
Series 2021-O 4.00%, 01/01/2042	5,750	5,742,819
Series 2024-P 5.00%, 01/01/2025	3,500	3,527,400
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	7,250	8,150,562
New York State Urban Development Corp. (Pre-refunded - US Govt Agencies) Series 2016-A 5.00%, 03/15/2028	5,010	5,167,865
New York State Urban Development Corp. (Pre-refunded - US Treasuries) Series 2015-A 5.00%, 03/15/2027	7,000	7,162,257
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2020-E 5.00%, 03/15/2026	10,000	10,305,857
Series 2022 5.00%, 09/15/2029	6,830	7,478,220
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 08/01/2026	1,070	1,070,435
Series 2021 2.25%, 08/01/2026	1,230	1,199,089

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	$24,485	$25,404,828
5.00%, 01/01/2032	2,355	2,430,996
5.00%, 01/01/2036	2,000	2,059,311
Series 2023 5.625%, 04/01/2040	2,165	2,354,260
New York Transportation Development Corp. (Elevated Accessibility Enhancements Holding Co., LLC) Series 2023 6.971%, 06/30/2051	2,000	1,982,958
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2034	500	481,589
4.00%, 10/31/2041	2,075	1,869,814
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 5.00%, 12/01/2027	2,210	2,289,562
5.00%, 12/01/2030	1,010	1,075,578
5.00%, 12/01/2031	400	426,092
5.00%, 12/01/2032	1,035	1,099,344
5.00%, 12/01/2035	1,000	1,058,782
5.00%, 12/01/2036	1,050	1,109,057
Series 2022 4.00%, 12/01/2042	3,840	3,683,338
5.00%, 12/01/2027	2,115	2,191,141
5.00%, 12/01/2031	2,035	2,185,670
5.00%, 12/01/2039	4,580	4,844,125
5.00%, 12/01/2040	3,310	3,481,436
5.00%, 12/01/2042	2,645	2,760,574
New York Transportation Development Corp. (JFK NTO LLC) Series 2024 5.25%, 06/30/2043	8,500	9,068,343
5.25%, 06/30/2044	10,895	11,585,314
AGM Series 2023 5.50%, 06/30/2043	2,250	2,440,761
5.50%, 06/30/2044	2,500	2,704,730
AGM Series 2024 4.25%, 06/30/2042	10,000	9,859,701
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.25%, 01/01/2050	2,535	2,535,055
Niagara Area Development Corp. (Reworld Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	1,000	939,281
Series 2018-B 3.50%, 11/01/2024(a)	3,400	3,397,833
Niagara Falls City School District Series 2016 5.00%, 06/15/2025	3,660	3,701,488
Onondaga Civic Development Corp. (Crouse Health Hospital Inc Obligated Group) Series 2024 5.00%, 08/01/2033(c)	825	864,972

	Principal Amount (000)	U.S. $ Value

Onondaga Civic Development Corp. (Le Moyne College) Series 2022 4.00%, 07/01/2034	$300	$288,166
4.00%, 07/01/2036	350	333,029
4.00%, 07/01/2039	450	411,381
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2027	10,465	10,480,623
Series 2015 5.00%, 10/15/2026	8,405	8,517,434
Series 2017 5.00%, 10/15/2028	6,925	7,124,952
Series 2018-2 5.00%, 09/15/2025	3,040	3,089,590
5.00%, 09/15/2027	1,000	1,040,594
5.00%, 09/15/2028	8,000	8,298,534
5.00%, 09/15/2033	5,335	5,535,643
Series 2019 5.00%, 11/01/2036	155	163,242
5.00%, 11/01/2039	9,000	9,405,180
Series 2020-2 5.00%, 07/15/2033	3,000	3,201,100
5.00%, 07/15/2034	4,860	5,186,403
5.00%, 07/15/2035	5,095	5,433,612
Sales Tax Asset Receivable Corp. (Pre-refunded - US Treasuries) Series 2014-A 5.00%, 10/15/2025	7,245	7,277,534
5.00%, 10/15/2026	7,065	7,096,725
State of New York Series 2015-A 5.00%, 03/15/2028	3,895	3,942,494
Series 2023-A 5.00%, 03/15/2025	1,000	1,011,819
5.00%, 03/15/2026	1,395	1,439,497
5.00%, 03/15/2031	5,600	6,374,060
5.00%, 03/15/2032	1,815	2,098,411
5.00%, 03/15/2033	1,750	2,052,900
5.00%, 03/15/2036	1,500	1,752,088
5.00%, 03/15/2038	1,500	1,735,013
5.00%, 03/15/2039	2,000	2,293,869
5.00%, 03/15/2040	2,250	2,563,934
Series 2023-C 5.00%, 03/15/2037	1,670	1,943,036
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2029	500	514,324
5.00%, 12/01/2034	1,000	1,037,873
Suffolk Regional Off-Track Betting Co. Series 2024 5.75%, 12/01/2044	4,300	4,478,746
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2035	2,300	2,332,796
4.00%, 06/01/2036	2,425	2,449,472

	Principal Amount (000)	U.S. $ Value

4.00%, 06/01/2037	$1,170	$1,174,558
4.00%, 06/01/2050	2,140	2,133,876
5.00%, 06/01/2034	2,275	2,464,066
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025	2,535	2,594,350
Series 2022-A 5.00%, 08/15/2024	8,975	8,989,671
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021 5.00%, 05/15/2050	15,035	15,387,808
Series 2021-A 2.511%, 05/15/2035	10,000	8,017,150
Series 2021-C 5.00%, 05/15/2039	5,000	5,520,462
Series 2022 4.621% (SOFR + 1.05%), 04/01/2026(b)	7,500	7,519,080
5.00%, 05/15/2041	1,750	1,928,688
Series 2023 5.25%, 11/15/2042	10,420	11,870,612
Series 2024 5.00%, 11/15/2033(c)	3,000	3,452,016
Series 2024-B 5.00%, 03/15/2027	5,000	5,236,685
Triborough Bridge & Tunnel Authority (Pre-refunded - US Treasuries) Series 2022-A 5.00%, 08/15/2024	11,080	11,097,187
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 4.00%, 09/01/2040	1,190	1,160,067
5.00%, 09/01/2031	2,570	2,769,102
5.00%, 09/01/2032	7,890	8,496,626
5.00%, 09/01/2033	2,365	2,549,724
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2016-A 5.00%, 12/01/2026	7,175	7,456,363
Series 2020 4.00%, 12/01/2033	1,160	1,200,686
5.00%, 12/01/2031	1,800	1,978,073
5.00%, 12/01/2032	2,000	2,195,144
Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 5.00%, 01/01/2027	400	410,577
5.00%, 01/01/2032	520	553,945
5.00%, 01/01/2037	530	559,763
5.00%, 01/01/2041	720	745,839

		1,044,044,603

	Principal Amount (000)	U.S. $ Value

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 6.50%, 09/01/2028(a)	$1,055	$1,093,657

California – 0.1%
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.25%, 11/01/2054	1,215	1,298,176

Colorado – 0.9%
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2030	6,280	6,686,993
5.00%, 08/01/2031	2,000	2,133,270
5.00%, 08/01/2033	2,750	2,936,965
Vauxmont Metropolitan District AGM Series 2020 5.00%, 12/01/2050	160	165,851

		11,923,079

Connecticut – 1.8%
State of Connecticut Series 2018-B 5.00%, 04/15/2025	14,565	14,760,067
Series 2018-C 5.00%, 06/15/2027	4,715	4,963,676
Series 2018-F 5.00%, 09/15/2027	4,025	4,255,711

		23,979,454

Florida – 0.1%
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2030	100	77,301
Zero Coupon, 10/01/2032	100	71,020
Zero Coupon, 10/01/2033	100	67,999
Zero Coupon, 10/01/2034	110	71,624
Volusia County School Board (Pre-refunded - US Treasuries) Series 2014-B 5.00%, 08/01/2026	1,000	1,003,121

		1,291,065

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2031	905	953,498
5.00%, 01/01/2032	565	595,370
5.00%, 01/01/2035	1,185	1,231,806

		2,780,674

	Principal Amount (000)	U.S. $ Value

Guam – 1.8%
Antonio B Won Pat International Airport Authority Series 2021-A 3.099%, 10/01/2028	$1,430	$1,305,876
3.189%, 10/01/2029	1,650	1,480,837
3.339%, 10/01/2030	1,050	927,763
Series 2023 5.125%, 10/01/2034	250	250,494
5.25%, 10/01/2031	1,025	1,037,083
5.25%, 10/01/2035	265	267,373
5.375%, 10/01/2033	525	533,279
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2028	1,250	1,297,513
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2024-A 5.00%, 07/01/2045	1,100	1,175,368
Guam Power Authority Series 2017-A 5.00%, 10/01/2025	2,980	3,014,152
5.00%, 10/01/2026	1,225	1,249,265
5.00%, 10/01/2027	1,230	1,267,060
Territory of Guam Series 2019 5.00%, 11/15/2031	225	228,262
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2026	1,150	1,177,751
5.00%, 12/01/2029	620	635,171
5.00%, 12/01/2030	1,000	1,024,689
5.00%, 12/01/2032	925	947,682
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015 5.00%, 11/15/2030	3,580	3,625,823
Series 2015-D 5.00%, 11/15/2025	1,555	1,574,950
Series 2021-F 5.00%, 01/01/2030	1,000	1,057,273

		24,077,664

Illinois – 0.6%
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2027	145	145,104
5.00%, 09/01/2029	225	225,672
5.00%, 09/01/2032	365	365,110
5.00%, 09/01/2033	200	199,526
5.00%, 09/01/2034	100	99,273
Metropolitan Pier & Exposition Authority Series 2017-B 5.00%, 12/15/2028	2,000	2,079,325
State of Illinois Series 2017-A 5.00%, 12/01/2024	2,105	2,115,458
Series 2018-A 5.00%, 10/01/2024	2,910	2,918,136

		8,147,604

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.4%
City of Ashland KY (Royal Blue Health LLC Obligated Group) Series 2019 5.00%, 02/01/2026	$350	$354,059
5.00%, 02/01/2027	375	383,948
5.00%, 02/01/2030	210	220,806
5.00%, 02/01/2031	275	284,233
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2033	1,000	1,067,987
5.00%, 08/01/2034	1,635	1,747,718
5.00%, 08/01/2035	555	592,648

		4,651,399

Michigan – 1.2%
City of Detroit MI Series 2018 5.00%, 04/01/2029	250	258,051
5.00%, 04/01/2032	1,005	1,035,614
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2029	8,600	8,863,417
5.00%, 12/31/2030	4,000	4,125,509
5.00%, 06/30/2032	1,690	1,745,355

		16,027,946

Missouri – 0.0%
Howard Bend Levee District XLCA Series 2005 5.75%, 03/01/2025	120	120,532
5.75%, 03/01/2027	275	278,224

		398,756

Nebraska – 0.8%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2022-1 5.00%, 05/01/2053	10,000	10,468,387

Nevada – 0.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	435	415,814

New Jersey – 2.1%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,131,093
Series 2018-A 5.00%, 06/15/2028	11,680	11,986,538

	Principal Amount (000)	U.S. $ Value

New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2030	$3,360	$3,572,395
Series 2019-B 5.00%, 06/15/2030	1,500	1,594,816
5.00%, 06/15/2034	2,360	2,494,078
Series 2019-BB1 5.00%, 06/15/2034	2,900	3,064,756

		27,843,676

Puerto Rico – 1.1%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	468	467,514
Zero Coupon, 07/01/2033	2,420	1,614,768
5.625%, 07/01/2027	3,150	3,286,482
5.625%, 07/01/2029	760	815,112
Series 2022-C Zero Coupon, 11/01/2043	888	543,740
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2020-A 5.00%, 07/01/2030(a)	3,490	3,669,938
5.00%, 07/01/2035(a)	2,310	2,413,677
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,390	1,389,195
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	796	796,000

		14,996,426

South Carolina – 0.4%
South Carolina Public Service Authority Series 2020-A 5.00%, 12/01/2043	1,500	1,567,240
Series 2021-B 4.00%, 12/01/2038	2,125	2,123,614
5.00%, 12/01/2040	1,000	1,071,434

		4,762,288

Tennessee – 0.6%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2031	1,500	1,599,953
5.00%, 08/01/2033	1,000	1,067,987
5.00%, 08/01/2034	1,000	1,068,940

	Principal Amount (000)	U.S. $ Value

Tennergy Corp./TN (Pre-refunded - US Treasuries) Series 2019-A 5.00%, 02/01/2050	$4,735	$4,750,843

		8,487,723

Texas – 0.1%
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2018 5.00%, 07/15/2028	1,750	1,794,252

Washington – 0.7%
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2032	2,165	2,311,245
5.00%, 08/01/2033	2,595	2,771,427
5.00%, 08/01/2034	2,520	2,693,730
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	954	867,052
Series 2021-1, Class X 0.726%, 12/20/2035(d)	955	41,439

		8,684,893

Wisconsin – 0.3%
Wisconsin Public Finance Authority (UMA Education, Inc.) Series 2019 5.00%, 10/01/2025(a)	995	1,000,754
5.00%, 10/01/2026(a)	1,050	1,064,117
5.00%, 10/01/2027(a)	1,090	1,115,074
5.00%, 10/01/2028(a)	900	928,672
5.00%, 10/01/2029(a)	275	285,878

		4,394,495

Total Long-Term Municipal Bonds (cost $1,248,009,776)		1,221,562,031

Short-Term Municipal Notes – 6.4%
New York – 6.4%
Build NYC Resource Corp. (Asia Society (The)) Series 2015 3.85%, 04/01/2045(e)	1,680	1,680,000
City of New York NY Series 2008-L 4.90%, 04/01/2038(e)	1,275	1,275,000
Series 2016 3.98%, 08/01/2044(e)	8,995	8,995,000
Dutchess County Industrial Development Agency (Marist College) Series 2008 3.88%, 07/01/2038(e)	1,105	1,105,000

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2015 3.98%, 11/01/2026(e)	$380	$380,000
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2017-A 4.95%, 11/01/2031(e)	7,545	7,545,000
New York City Health and Hospitals Corp. Series 2008-D 3.80%, 02/15/2026(e)	495	495,000
New York City Housing Development Corp. Series 2008 4.19%, 04/15/2035(e)	1,700	1,700,000
Series 2012-A 3.80%, 09/01/2049(e)	1,000	1,000,000
New York City Housing Development Corp. (201 Pearl LLC) Series 2006-A 3.84%, 10/15/2041(e)	250	250,000
New York City Housing Development Corp. (Hewitt Westchester LP) Series 2011 3.78%, 11/01/2048(e)	3,400	3,400,000
New York City Municipal Water Finance Authority Series 2015-F 4.90%, 06/15/2035(e)	21,300	21,300,000
New York State Housing Finance Agency Series 2006 3.90%, 11/15/2036(e)	7,800	7,800,000
Series 2009 3.80%, 05/15/2039(e)	400	400,000
New York State Housing Finance Agency (8 East 102nd Street LLC) Series 2023 3.90%, 05/01/2044(e)	5,790	5,790,000
New York State Housing Finance Agency (DD 11th Avenue LLC) Series 2009 3.90%, 05/15/2041(e)	1,075	1,075,000
New York State Housing Finance Agency (Liberty Street Realty LLC) Series 2005 4.19%, 05/01/2035(e)	3,573	3,573,000
Triborough Bridge & Tunnel Authority Series 2022-B 4.90%, 01/01/2033(e)	4,980	4,980,000
Trust for Cultural Resources of The City of New York (The) (New York Botanical Garden (The)) Series 2009 3.85%, 07/01/2032(e)	7,175	7,175,000

	Principal Amount (000)	U.S. $ Value

Trust for Cultural Resources of The City of New York (The) (Pierpont Morgan Library) Series 2004 3.78%, 02/01/2034(e)	$5,465	$5,465,000

Total Short-Term Municipal Notes (cost $85,383,000)		85,383,000

Total Municipal Obligations (cost $1,333,392,776)		1,306,945,031

ASSET-BACKED SECURITIES – 0.3%
Autos - Fixed Rate – 0.1%
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	1,298	1,308,543
Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	153	152,570

		1,461,113

Other ABS - Fixed Rate – 0.2%
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2034	1,298	1,264,500
5.25%, 07/01/2036	1,245	1,249,657

		2,514,157

Total Asset-Backed Securities (cost $3,983,545)		3,975,270

GOVERNMENTS - TREASURIES – 0.2%
United States – 0.2%
U.S. Treasury Notes 2.625%, 02/15/2029(f) (g) (cost $2,456,369)	2,377	2,204,668

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 8.35% (CME Term SOFR + 3.01%), 07/25/2024(b)	52	51,584
Series 2015-C02, Class 1M2 9.45% (CME Term SOFR + 4.11%), 05/25/2025(b)	67	68,344
Series 2016-C01, Class 1M2 12.20% (CME Term SOFR + 6.86%), 08/25/2028(b)	131	138,584
Series 2016-C02, Class 1M2 11.45% (CME Term SOFR + 6.11%), 09/25/2028(b)	26	26,638

Total Collateralized Mortgage Obligations (cost $278,611)		285,150

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
City of Fort Wayne IN 10.75%, 12/01/2029(h) (i)	$32	$3
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024(h) (j) (k) (l) (m)	838	182

Total Commercial Mortgage-Backed Securities (cost $869,326)		185

Total Investments – 98.2% (cost $1,340,980,627)(n)		1,313,410,304
Other assets less liabilities – 1.8%		24,313,450

Net Assets – 100.0%		$1,337,723,754

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	25,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(1,439,093)	$—	$(1,439,093)
USD	16,300	07/31/2030	1 Day SOFR	4.656%	Annual	492,908	—	492,908
USD	8,800	07/31/2031	1 Day SOFR	3.972%	Annual	—	—	—
USD	19,650	06/15/2034	3.851%	1 Day SOFR	Annual	128,634	6,211	122,423

						$(817,551)	$6,211	$(823,762)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	75	$(9,992)	$(6,724)	$(3,268)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	249	(33,108)	(28,744)	(4,364)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	16	(2,188)	(1,842)	(346)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	41	(5,498)	(3,734)	(1,764)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	508	(67,516)	(56,469)	(11,047)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	247	(32,753)	(21,672)	(11,081)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	512	(68,049)	(46,272)	(21,777)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	96	(12,770)	(11,040)	(1,730)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	224	(29,738)	(19,101)	(10,637)

						$(261,612)	$(195,598)	$(66,014)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank, NA	USD	16,980	10/09/2029	1.125%	SIFMA*	Quarterly	$1,660,114	$—	$1,660,114

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $39,293,507 or 2.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2024.
(c)	When-Issued or delayed delivery security.
(d)	IO - Interest Only.
(e)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(h)	Non-income producing security.
(i)	Defaulted.
(j)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(k)	Fair valued by the Adviser.
(l)	Defaulted matured security.
(m)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of June 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency Series 2019 5.25%, 01/01/2024	12/09/2019	$837,688	$182	0.00%

(n)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,598,246 and gross unrealized depreciation of investments was $(37,398,231), resulting in net unrealized depreciation of $(26,799,985).

As of June 30, 2024, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.2% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

OTC – Over-the-Counter

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,221,562,031	$—	$1,221,562,031
Short-Term Municipal Notes	—	85,383,000	—	85,383,000
Asset-Backed Securities	—	3,975,270	—	3,975,270
Governments - Treasuries	—	2,204,668	—	2,204,668
Collateralized Mortgage Obligations	—	285,150	—	285,150
Commercial Mortgage-Backed Securities	—	3	182	185

Total Investments in Securities	—	1,313,410,122	182	1,313,410,304
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	621,542	—	621,542
Interest Rate Swaps	—	1,660,114	—	1,660,114
Liabilities:
Centrally Cleared Interest Rate Swaps	—	(1,439,093)	—	(1,439,093)
Credit Default Swaps	—	(261,612)	—	(261,612)

Total	$—	$1,313,991,073	$182	$1,313,991,255

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.